Financial Risk Management - Loans and Advances by Geographical Sector (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of credit risk exposure [line items]
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	¥ (261,330)	¥ (264,527)
Less: Allowance for loan losses	(849,287)	(706,405)
Loans and advances	97,714,938	94,671,818
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	98,825,555	95,642,750
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	63,307,158	60,184,755
Gross carrying amount [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Loans and advances	12,688,446	13,866,321
Gross carrying amount [member] | Europe [member]
Disclosure of credit risk exposure [line items]
Loans and advances	7,056,152	6,552,895
Gross carrying amount [member] | Asia [member]
Disclosure of credit risk exposure [line items]
Loans and advances	11,432,361	11,010,138
Gross carrying amount [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,341,438	4,028,641
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 35,518,397	¥ 35,457,995